SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Warrant activity
	Number	Weighted average exercise price
Balance as at December 31, 2016	50,938,672	$0.80
Warrants exercised	(1,245,263)	0.19
Balance as at December 31, 2017	49,693,409	$0.81
Warrants exercised	(5,131,300)	0.17
Warrants expired	(24,445,254)	0.80
Balance as at December 31, 2018	20,116,855	$0.99

Warrants outstanding
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.01 – 0.50	3,241,855	$0.42	2.31
$ 0.51 – 1.00	-	-	-
$ 1.01 – 1.50	16,875,000	1.10	0.59
	20,116,855	$0.99	0.87

Stock option activity
	Number	Weighted average exercise price
Balance as at December 31, 2016	24,440,617	$0.67
Granted – February 10, 2017	10,630,000	0.85
Granted – March 13, 2017	250,000	0.95
Granted – September 25, 2017	150,000	0.66
Granted – October 16, 2017	150,000	0.62
Options exercised	(4,162,617)	0.43
Options expired	(850,000)	1.65
Balance as at December 31, 2017	30,608,000	$0.74
Granted – January 15, 2018	9,575,000	0.60
Granted – April 16, 2018	120,000	0.50
Granted – July 20, 2018	50,000	0.43
Granted – October 16, 2018	1,400,000	0.40
Granted – December 10, 2018	12,075,000	0.40
Options exercised	(638,000)	0.17
Options expired	(1,950,000)	1.27
Options forfeited	(2,975,000)	0.68
Balance as at December 31, 2018	48,265,000	$0.61

Stock options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.01 – 0.50	18,915,000	$0.40	3.91	9,858,750	$0.39	2.97
$ 0.51 – 1.00	29,350,000	0.74	2.64	29,350,000	0.74	2.64
	48,265,000	$0.61	3.14	39,208,750	$0.65	2.72

Share-based payments expenses

	For the year ended December 31,
Statements of Net Loss:	2018	2017
General and administration	$2,254	$3,401
Exploration and evaluation	106	1,130
Investor relations and marketing communications	437	728
Corporate development and due diligence	235	238
Subtotal	$3,032	$5,497

	For the year ended December 31,
Statements of Financial Position:	2018	2017
Mineral Properties	$1,169	$55
Total	$4,201	$5,552

Stock option weighted average assumptions
	Year ended	Year ended
	December 31, 2018	December 31, 2017
Risk-free interest rate	1.91%	1.45%
Share price at grant date (in dollars)	$0.41	$0.85
Exercise price (in dollars)	$0.48	$0.85
Expected life (years)	5.00 years	5.00 years
Expected volatility(1)	70.87%	70.45%
Forfeiture rate	2.64%	0.00%
Expected dividend yield	Nil	Nil